Segments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Operating segments data [text block]
Second quarter 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	76	561	17,491	(6)	0	18,122
Revenues inter-segment	5,151	2,378	88	0	(7,617)	0
Net income/(loss) from equity accounted investments	(27)	9	6	25	0	13

Total revenues and other income	5,200	2,947	17,586	19	(7,617)	18,135

Purchases [net of inventory variation]	0	2	(16,685)	0	7,267	(9,415)
Operating, selling, general and administrative expenses	(843)	(703)	(1,144)	(69)	180	(2,579)
Depreciation, amortisation and net impairment losses	(606)	(1,272)	65	(18)	(0)	(1,830)
Exploration expenses	(61)	(414)	0	0	0	(475)

Net operating income/(loss)	3,692	561	(179)	(68)	(170)	3,835

Additions to PP&E, intangibles and equity accounted investments	1,359	3,905	114	157	0	5,535

Second quarter 2017	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	10	1,092	13,759	8	0	14,869
Revenues inter-segment	3,789	1,655	30	0	(5,474)	0
Net income/(loss) from equity accounted investments	63	(2)	12	(7)	0	66

Total revenues and other income	3,861	2,744	13,801	2	(5,474)	14,935

Purchases [net of inventory variation]	(0)	(1)	(12,371)	(0)	5,515	(6,857)
Operating, selling, general and administrative expenses	(701)	(638)	(918)	(56)	103	(2,210)
Depreciation, amortisation and net impairment losses	(1,090)	(1,126)	(70)	(26)	0	(2,312)
Exploration expenses	(97)	(215)	0	0	0	(312)

Net operating income/(loss)	1,973	764	443	(80)	143	3,244

Additions to PP&E, intangibles and equity accounted investments	1,302	1,052	79	33	0	2,465

First half 2018	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	231	1,032	36,634	9	0	37,906
Revenues inter-segment	10,724	4,422	110	0	(15,256)	0
Net income/(loss) from equity accounted investments	19	17	12	65	0	114

Total revenues and other income	10,974	5,471	36,756	75	(15,256)	38,019

Purchases [net of inventory variation]	1	(3)	(34,050)	0	14,843	(19,209)
Operating, selling, general and administrative expenses	(1,636)	(1,402)	(2,186)	(156)	288	(5,093)
Depreciation, amortisation and net impairment losses	(1,902)	(2,234)	(26)	(36)	0	(4,198)
Exploration expenses	(160)	(564)	0	0	(0)	(724)

Net operating income/(loss)	7,277	1,267	494	(118)	(125)	8,795

Additions to PP&E, intangibles and equity accounted investments	4,179	5,189	164	181	0	9,713

Balance sheet information
Equity accounted investments	1,120	233	123	1,194	0	2,670
Non-current segment assets	32,613	38,860	5,449	375	0	77,296
Non-current assets, not allocated to segments						8,951

Total non-current assets						88,918

First half 2017	E&P Norway	E&P International	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	74	1,435	28,806	24	0	30,340
Revenues inter-segment	8,381	3,469	34	0	(11,884)	0
Net income/(loss) from equity accounted investments	101	7	23	(7)	0	123

Total revenues and other income	8,556	4,911	28,863	17	(11,884)	30,463

Purchases [net of inventory variation]	0	(5)	(25,117)	(0)	11,799	(13,323)
Operating, selling, general and administrative expenses	(1,427)	(1,620)	(1,880)	(123)	198	(4,852)
Depreciation, amortisation and net impairment losses	(1,749)	(2,310)	(143)	(53)	0	(4,255)
Exploration expenses	(167)	(372)	0	0	0	(539)

Net operating income/(loss)	5,214	604	1,722	(159)	113	7,494

Additions to PP&E, intangibles and equity accounted investments	2,607	1,952	146	158	0	4,863

Balance sheet information
Equity accounted investments	1,143	232	127	727	0	2,230
Non-current segment assets	29,814	36,155	4,555	363	0	70,887
Non-current assets, not allocated to segments						8,653

Total non-current assets						81,769

Non-current assets by country [text block]
Non-current assets by country

	At 30 June	At 31 March	At 31 December	At 30 June
(in USD million)	2018	2018	2017	2017

Norway	37,060	37,511	34,588	33,575
USA	19,087	19,312	19,267	18,440
Brazil	7,762	4,940	4,584	5,242
UK	4,430	4,553	4,222	3,660
Angola	2,374	2,594	2,888	3,323
Canada	1,592	1,645	1,715	1,623
Azerbaijan	1,458	1,461	1,472	1,304
Algeria	1,111	1,057	1,114	1,244
Other countries	5,093	4,999	4,958	4,706

Total non-current assets1)	79,967	78,072	74,809	73,116

1) Excluding deferred tax assets, pension assets, non-current financial assets and assets classified as held for sale.